Shareholder Report, Holdings (Details) - Cambria Chesapeake Pure Trend ETF	Jun. 30, 2025
First American Government Obligations Fund - Class X, 4.25% [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.10%
Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Automatic Data Processing, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Corteva, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Paychex, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Deere & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Cheniere Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Northrop Grumman Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Sony Group Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.40%
Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Percent of Total Short Exposure	(0.10%)
Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Percent of Total Short Exposure	(1.60%)
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Percent of Total Short Exposure	(2.60%)
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Percent of Total Short Exposure	(5.10%)
Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Percent of Total Short Exposure	(0.30%)
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Percent of Total Short Exposure	(0.50%)
Financials [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(0.50%)
Forward Currency Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Open Futures Contracts Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Open Futures Contracts Sold [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%